Business Concentrations	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Business Concentrations

8.  Business Concentrations

At December 31, 2011, the Company had three investments which accounted for 66%, 18% and 16% of the of the net investments in finance leases, respectively. At December 31, 2011, the Companys equipment note receivable was due from one debtor.

For the year ended December 31, 2011, 100% of the equipment leasing transactions and financing transactions the Company entered into were originated by SAM. The Company paid a total of $6,279,790 to acquire these equipment leases and financing transactions.

SQN AIF III GP, LLC
Business Concentrations

7.  Business Concentrations

For the year ended December 31, 2011, the Partnership had two lessee’s which accounted for 78% and 22% of income derived from leasing activities, respectively. At December 31, 2011, the Partnership had three investments which accounted for 66%, 18% and 16% of the Partnership’s net investments in finance leases, respectively. At December 31, 2011, the Partnership’s equipment note receivable was due from one debtor.

For the year ended December 31, 2011, 100% of the equipment leasing transactions and financing transactions the Partnership entered into were originated by SAM. The Partnership paid a total of $6,279,790 to acquire these equipment leases and financing transactions.